World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	159,032,227.99	15,030
Yield Supplement Overcollateralization Amount at 08/31/14	2,310,371.71	0
Receivables Balance at 08/31/14	161,342,599.70	15,030
Principal Payments	9,382,763.48	515
Defaulted Receivables	257,646.00	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	2,084,937.52	0
Pool Balance at 09/30/14	149,617,252.70	14,498

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	4,058,553.46	299
Past Due 61-90 days	751,558.72	62
Past Due 91 + days	248,262.73	20
Total	5,058,374.91	381

Total 31+ Delinquent as % Ending Pool Balance	3.38%

Recoveries	240,703.18

Aggregate Net Losses/(Gains) - September 2014	16,942.82

Overcollateralization Target Amount	7,854,905.77
Actual Overcollateralization	7,854,905.77

Weighted Average APR	4.19%
Weighted Average APR, Yield Adjusted	5.56%
Weighted Average Remaining Term	29.77

Flow of Funds	$ Amount

Collections	10,217,662.33
Advances	(1,143.85)
Investment Earnings on Cash Accounts	1,290.27
Servicing Fee	(134,452.17)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,083,356.58

Distributions of Available Funds
(1) Class A Interest	132,180.76
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	1,065,783.32
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,854,905.77
(7) Distribution to Certificateholders	998,818.28
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,083,356.58

Servicing Fee	134,452.17
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 09/15/14	150,683,036.02
Principal Paid	8,920,689.09
Note Balance @ 10/15/14	141,762,346.93

Class A-1
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-2
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-3
Note Balance @ 09/15/14	43,959,036.02
Principal Paid	8,920,689.09
Note Balance @ 10/15/14	35,038,346.93
Note Factor @ 10/15/14	14.4190728%

Class A-4
Note Balance @ 09/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	87,531,000.00
Note Factor @ 10/15/14	100.0000000%

Class B
Note Balance @ 09/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	19,193,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	163,849.21
Total Principal Paid	8,920,689.09
Total Paid	9,084,538.30

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	35,167.23
Principal Paid	8,920,689.09
Total Paid to A-3 Holders	8,955,856.32

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2325012
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.6584153
Total Distribution Amount	12.8909165

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1447211
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.7106547
Total A-3 Distribution Amount	36.8553758

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	119.47
Noteholders' Principal Distributable Amount	880.53

Account Balances	$ Amount

Advances
Balance as of 08/31/14	40,814.42
Balance as of 09/30/14	39,670.57
Change	(1,143.85)

Reserve Account
Balance as of 09/15/14	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	—
Balance as of 10/15/14	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07